Variable Interest Entities (Narrative) (Detail) - Consolidation and Deconsolidation of Certain Investment Funds [Member] ¥ in Millions	Apr. 01, 2016 JPY (¥)
Variable Interest Entity [Line Items]
Net increase in the consolidated assets	¥ 628,236
Net increase in the consolidated liabilities	32,254
Noncontrolling Interests [Member]
Variable Interest Entity [Line Items]
Cumulative effect of change on Equity	595,982
Mitsubishi UFJ Financial Group Shareholders' Equity [Member] | Unappropriated Retained Earnings [Member]
Variable Interest Entity [Line Items]
Cumulative effect of change on Equity	¥ (3,873)